BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Twelve months ending December 31,
2026	¥ 2,540,332
2027	3,245,423
2028	3,344,093
2029	2,561,510
2030	3,895,671
Thereafter	10,316,516
Long-term borrowings	¥ 25,903,545	¥ 24,449,103